REAL ESTATE PROPERTIES FOR LEASE, NET	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Real Estate [Abstract]
REAL ESTATE PROPERTIES FOR LEASE, NET

9. REAL ESTATE PROPERTIES FOR LEASE, NET

Real estate properties for lease, net consisted of the followings:

	As of
	December 31, 2023	June 30, 2024
		(Unaudited)
Plant	$2,294,868	$1,157,052
Land use right	293,199	147,828
Less: accumulated depreciation and amortization	(349,490)	(205,004)
Total real estate property for lease, net	$2,238,577	$1,099,876

Depreciation expense of the plant were US$64,646 and US$27,513 for the six months ended June 30, 2023 and 2024, respectively. Amortization expense of land use right were US$3,534 and US$1,489 for the six months ended June 30, 2023 and 2024, respectively.

As of June 30, 2024, minimum future real estate lease income on non-cancelable leases subsequent to June 30, 2024, in the aggregate and foreach of the five succeeding fiscal years and thereafter, are as follows:

For the fiscal years ending December 31,	Amount
Remainder of 2024	$48,767
2025	4,673
thereafter	9,345
Total	$62,785

MKDWELL TECH INC.

NOTES TO UNAUDITED CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

(In U.S. dollars, except share and per share data)

9. REAL ESTATE PROPERTIES FOR LEASE, NET

Real estate properties for lease, net consisted of the followings:

	As of December 31,
	2022	2023
Plant	$2,616,767	$2,294,868
Land use right	346,081	293,199
Less: accumulated depreciation and amortization	(278,784)	(349,490)
Total real estate property for lease, net	$2,684,064	$2,238,577

The decrease in the balance of real estate property for lease, net attribute to a decrease in leasehold area from 7,777 square meters as of December 31, 2022 to 6,780 square meters as of December 31, 2023 resulting from the expiration of two lease contracts in 2023.

Depreciation expense of the plant were US$116,985 and US$107,721 for the years ended December 31, 2022 and 2023, respectively. Amortization expense of land use right were US$6,753 and US$5,878 for the years ended December 31, 2022 and 2023, respectively.

MKDWELL TECH INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(In U.S. dollars, except share and per share data)

9.	REAL ESTATE PROPERTIES FOR LEASE, NET - Continued

As of December 31, 2023, minimum future real estate lease income on non-cancelable leases subsequent to December 31, 2023, in the aggregate and foreach of the five succeeding fiscal years and thereafter, are as follows:

For the fiscal years ended December 31,	Amount
2024	45,190
thereafter	-
Total	$45,190